Employee benefits - Reconciliation of Opening and Closing Balances of Net Employee Benefit Plans and Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	€ 244.2	€ 276.2
Current service cost	6.2	7.9
Interest cost/(income)	2.8	1.7
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	9.0	9.6
Demographic assumptions	(1.8)	(1.5)
Financial assumptions	(118.4)	(26.8)
Actuarial experience (gains) losses	7.7	1.8
Loss/(return) on plan assets, excluding interest income	4.4	(9.6)
Exchange adjustments	(4.2)	(0.9)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(112.3)	(37.0)
Acquired through business combinations	0.0	3.5
Contributions by employer	(1.4)	(1.2)
Contributions by members	0.0	0.0
Benefits paid	(7.4)	(6.9)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(8.8)	(4.6)
Balance at December 31	132.1	244.2
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	352.6	374.1
Current service cost	6.2	7.9
Interest cost/(income)	3.8	2.2
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	10.0	10.1
Demographic assumptions	(1.8)	(1.5)
Financial assumptions	(118.4)	(26.8)
Actuarial experience (gains) losses	7.7	1.8
Exchange adjustments	(3.5)	(0.3)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(116.0)	(26.8)
Acquired through business combinations	0.0	3.5
Contributions by employer	0.0
Contributions by members	3.2	0.8
Benefits paid	(10.1)	(9.1)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(6.9)	(4.8)
Balance at December 31	239.7	352.6
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	(108.4)	(97.9)
Interest cost/(income)	(1.0)	(0.5)
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	(1.0)	(0.5)
Loss/(return) on plan assets, excluding interest income	4.4	(9.6)
Exchange adjustments	(0.7)	(0.6)
Gain (loss) on remeasurement, net defined benefit liability (asset)	3.7	(10.2)
Acquired through business combinations	0.0	0.0
Contributions by employer	(1.4)	(1.2)
Contributions by members	(3.2)	(0.8)
Benefits paid	2.7	2.2
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.9)	0.2
Balance at December 31	€ (107.6)	€ (108.4)